THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL
                       TREATMENT EXPIRED ON AUGUST 14, 2006.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2006

                Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sandell Asset Management Corp.
Address:   40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Richard Gashler
-------------------
(Signature)

New York, New York
-------------------
(City, State)

August 22, 2006
------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: 206,937 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None


                                                                           FORM 13F                           (SEC USE ONLY)

AMENDED FILING FOR QTR ENDED: 3/31/06                Name of Reporting Manager: Sandell Asset Management


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                                                                                                                Item 8:
     Item 1:                  Item 2 :     Item 3:      Item 4:      Item 5:     Item 6:     Item 7:    Voting Authority (Shares)
  Name of Issuer           Title of Class  CUSIP      Fair Market   Shares or   Investment  Managers
                                           Number       Value      Principal    Discretion  See Instr.V (a) Sole (b) Shared (c) None
                                                       (X$1000)      Amount

ANTEON INTL CORP           COM             03674E-10-8   99,086    1,816,100 SH    SOLE                 1,816,100    -          -
CARRAMERICA REALTY CORP    COM             144418-10-0   14,498      325,000 SH    SOLE                   325,000    -          -
LEXAR MEDIA INC            COM             52886P-10-4   19,734    2,300,000 SH    SOLE                 2,300,000    -          -
MAXTOR CORP                COM NEW         577729-20-5   16,256    1,700,465 SH    SOLE                 1,700,465    -          -
NEXTEL PARTNERS INC        CL A            65333F-10-7    2,832      100,000 SH    SOLE                   100,000    -          -
REMINGTON OIL & GAS CORP   COM             759594-30-2   43,199      999,510 SH    SOLE                   999,510    -          -
SCHERING AG                SPONSORED ADR   806585-20-4   11,332      109,000 SH    SOLE                   109,000    -          -

                                         Value Total:  $206,937

                                         Entry Total:         7

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